united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/23

Item 1. Reports to Stockholders.

The Future Fund Active ETF

(FFND)

The Future Fund Long/Short ETF

(FFLS)

Semi-Annual Report

November 30, 2023

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Future Fund Active ETF

PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended November 30, 2023, as compared to its benchmark:

			Annualized Since
	Six Months	One Year	Inception**
The Future Fund Active ETF - NAV	11.25%	12.83%	(11.18)%
The Future Fund Active ETF - Market Price	11.07%	12.84%	(11.22)%
Russell 3000 Growth Index	12.53%	24.56%	2.03%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Total returns are calculated with the traded NAV on November 30, 2023. Performance data current to the most recent month end may be obtained by visiting www.FutureFundETF.com or by calling 1-877-466-7090. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.FutureFundETF.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 3.76% per the October 1, 2023, prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.00% of net assets per the October 1, 2023 prospectus. The Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Fund’s average net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.

**	Inception date is August 23, 2021.

The Russell 3000 Growth Index is a market capitalization-weighted index based on the Russell 3000 index. The Russell 3000 Growth Index includes companies that display signs of above-average growth. The index is used to provide a gauge of the performance of growth stocks in the United States. Investors cannot invest directly in an index.

Holdings by Asset Class as of November 30, 2023	% of Net Assets
Internet Media & Services	26.0%
Automotive	13.0%
Biotech & Pharma	11.1%
Semiconductors	8.9%
Leisure Facilities & Services	6.2%
Software	5.5%
Asset Management	5.4%
Engineering & Construction	4.8%
Industrial Intermediate Prod	3.7%
Beverages	3.6%
Other, Cash & Cash Equivalents	11.8%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

The Future Fund Long/Short ETF

PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended November 30, 2023, as compared to its benchmark:

Since Inception**
The Future Fund Long/Short ETF - NAV	(1.60)%
The Future Fund Long/Short ETF - Market Price	(1.65)%
S&P 500 Total Return Index	4.83%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.FutureFundETF.com or by calling 1-877-466-7090. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.FutureFundETF.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 2.40% per the June 20, 2023, prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.75% of net assets per the June 20, 2023 prospectus. The Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.24% of the Fund’s average net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Advisor.

**	Inception date is June 20, 2023.

The S&P 500 Annual Total Return is the investment return received each year, including dividends, when holding the S&P 500 index. The S&P 500 index is a basket of 500 large US stocks, weighted by market cap, and is the most widely followed index representing the US stock market. Investors cannot invest directly in an index.

Holdings by Asset Class as of November 30, 2023	% of Net Assets
Internet Media & Services	25.8%
Automotive	12.2%
Biotech & Pharma	11.4%
Semiconductors	9.5%
Leisure Facilities & Services	7.1%
Asset Management	6.6%
Software	5.5%
Engineering & Construction	4.3%
Industrial Intermediate Prod	4.3%
Beverages	3.6%
Other, Cash & Cash Equivalents	9.7%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 5.4%
3,716	Charles Schwab Corporation (The)	$227,865
1,004	LPL Financial Holdings, Inc.	223,189
		451,054
	AUTOMOTIVE - 13.0%
3,355	BYD Company Ltd. - ADR	180,197
3,029	Harley-Davidson, Inc.	90,840
13,900	Rivian Automotive, Inc.(a)	232,964
2,468	Tesla, Inc.(a)	592,516
		1,096,517
	BEVERAGES - 3.6%
6,051	Celsius Holdings, Inc.(a)	299,585

	BIOTECH & PHARMA - 11.0%
579	Eli Lilly and Company	342,212
7,166	Halozyme Therapeutics, Inc.(a)	276,679
300	Vertex Pharmaceuticals, Inc.(a)	106,443
1,205	Zoetis, Inc.	212,887
		938,221
	ENGINEERING & CONSTRUCTION - 4.8%
2,130	Quanta Services, Inc.	401,101

	HEALTH CARE FACILITIES & SERVICES - 2.0%
832	Charles River Laboratories International, Inc.(a)	163,971

	INDUSTRIAL INTERMEDIATE PROD - 3.7%
2,380	Chart Industries, Inc.(a)	309,471

	INTERNET MEDIA & SERVICES - 26.0%
2,224	Airbnb, Inc., CLASS A(a)	280,980
6,249	Alphabet, Inc., A(a)	828,180
2,119	Baidu, Inc. - ADR(a)	251,441
2,000	DoorDash, Inc., Class A(a)	187,960
632	Netflix, Inc.(a)	299,549
5,949	Uber Technologies, Inc.(a)	335,405

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INTERNET MEDIA & SERVICES - 26.0% (Continued)
10,372	Yandex N.V., Class A(a)(b)(c)	$—
		2,183,515
	LEISURE FACILITIES & SERVICES - 6.2%
5,609	Caesars Entertainment, Inc.(a)	250,834
121	Chipotle Mexican Grill, Inc.(a)	266,473
		517,307
	RENEWABLE ENERGY - 2.7%
9,256	Green Plains, Inc.(a)	230,289

	RETAIL - DISCRETIONARY - 3.4%
642	Lululemon Athletica, Inc.(a)	286,846

	SEMICONDUCTORS - 8.9%
4,500	Micron Technology, Inc.	342,540
369	NVIDIA Corporation	172,581
6,463	Wolfspeed, Inc.(a)	238,226
		753,347
	SOFTWARE - 5.5%
250	Palo Alto Networks, Inc.(a)	73,773
1,528	Salesforce, Inc.(a)	384,903
		458,676
	TECHNOLOGY HARDWARE - 3.2%
5,889	Ciena Corporation(a)	270,012

	TOTAL COMMON STOCKS (Cost $9,281,704)	8,359,912

	TOTAL INVESTMENTS - 99.4% (Cost $9,281,704)	$8,359,912
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	48,874
	NET ASSETS - 100.0%	$8,408,786

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security. The total fair value of this security as of November 31, 2023 was $0, representing 0.0% of net assets.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 101.8%
	ASSET MANAGEMENT - 6.6%
1,200	Charles Schwab Corporation (The)	$73,584
250	LPL Financial Holdings, Inc.	55,575
		129,159
	AUTOMOTIVE - 12.2%
825	BYD Company Ltd. - ADR	44,311
800	Harley-Davidson, Inc.	23,992
3,050	Rivian Automotive, Inc.(a)	51,118
493	Tesla, Inc.(a)	118,360
		237,781
	BEVERAGES - 3.6%
1,425	Celsius Holdings, Inc.(a)	70,552

	BIOTECH & PHARMA - 11.4%
135	Eli Lilly and Company	79,790
1,800	Halozyme Therapeutics, Inc.(a)	69,498
60	Vertex Pharmaceuticals, Inc.(a)	21,289
300	Zoetis, Inc.	53,001
		223,578
	ENGINEERING & CONSTRUCTION - 4.3%
450	Quanta Services, Inc.	84,739

	HEALTH CARE FACILITIES & SERVICES - 1.8%
180	Charles River Laboratories International, Inc.(a)	35,474

	INDUSTRIAL INTERMEDIATE PROD - 4.3%
650	Chart Industries, Inc.(a)	84,520

	INTERNET MEDIA & SERVICES - 25.8%
500	Airbnb, Inc., CLASS A(a)	63,170
1,300	Alphabet, Inc., A(a)	172,288
500	Baidu, Inc. - ADR(a)	59,330
550	DoorDash, Inc., Class A(a)	51,689
150	Netflix, Inc.(a)	71,096
1,600	Uber Technologies, Inc.(a)	90,208
		507,781

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 101.8% (Continued)
	LEISURE FACILITIES & SERVICES - 7.1%
1,400	Caesars Entertainment, Inc.(a)	$62,608
35	Chipotle Mexican Grill, Inc.(a)	77,079
		139,687
	RENEWABLE ENERGY - 2.8%
2,200	Green Plains, Inc.(a)	54,736

	RETAIL - DISCRETIONARY - 3.4%
150	Lululemon Athletica, Inc.(a)	67,020

	SEMICONDUCTORS - 9.5%
1,100	Micron Technology, Inc.	83,732
100	NVIDIA Corporation	46,770
1,600	Wolfspeed, Inc.(a)	58,976
		189,478
	SOFTWARE - 5.5%
65	Palo Alto Networks, Inc.(a)	19,181
350	Salesforce, Inc.(a)	88,165
		107,346
	TECHNOLOGY HARDWARE - 3.5%
1,500	Ciena Corporation(a)	68,774

	TOTAL COMMON STOCKS (Cost $1,950,938)	2,000,625

	TOTAL INVESTMENTS - 101.8% (Cost $1,950,938)	$2,000,625
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(32,760)
	NET ASSETS - 100.0%	$1,967,865

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — (36.0)%
	APPAREL & TEXTILE PRODUCTS - (3.3)%
(8,500)	Under Armour, Inc., Class C	$(65,110)

	ASSET MANAGEMENT - (2.6)%
(1,600)	Federated Hermes, Inc.	(50,912)

	AUTOMOTIVE - (5.9)%
(4,000)	Lucid Group, Inc.	(16,880)
(9,500)	Polestar Automotive Holding UK plc - ADR	(20,995)
(400)	Toyota Motor Corporation - ADR	(75,912)
		(113,787)
	E-COMMERCE DISCRETIONARY - (2.9)%
(650)	eBay, Inc.	(26,657)
(400)	Etsy, Inc.	(30,324)
		(56,981)
	HOME & OFFICE PRODUCTS - (1.0)%
(2,500)	Newell Brands, Inc.	(19,075)

	INDUSTRIAL SUPPORT SERVICES - (3.4)%
(140)	United Rentals, Inc.	(66,643)

	INTERNET MEDIA & SERVICES - (1.6)%
(900)	Pinterest, Inc., Class A	(30,663)

	LEISURE PRODUCTS - (3.5)%
(1,600)	YETI Holdings, Inc.	(68,224)

	REAL ESTATE SERVICES - (3.1)%
(1,800)	Marcus & Millichap, Inc.	(61,938)

	RETAIL - DISCRETIONARY - (3.1)%
(950)	CarMax, Inc.	(60,743)

	TECHNOLOGY SERVICES - (3.0)%
(55)	Fair Isaac Corporation	(59,818)

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — (36.0)% (Continued)
	WHOLESALE - DISCRETIONARY - (2.6)%
(150)	Pool Corporation	$(52,097)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $681,702)	$(705,991)

(a)	Non-income producing security.

ADR – American Depository Receipt

See accompanying notes which are an integral part of these financial statements.

The Future Fund
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2023

	The Future Fund	The Future
	Active ETF	Long/Short ETF
ASSETS
Investment in securities at value (identified cost $9,281,704 and $1,950,938)	$8,359,912	$2,000,625
Cash	25,934	623,592
Receivable for securities sold	107,134	45,779
Dividends and interest receivable	1,266	305
Due from Adviser	77,339	87,045
Prepaid expenses and other assets	8,620	—
TOTAL ASSETS	8,580,205	2,757,346

LIABILITIES
Securities sold short (proceeds $681,702)	—	705,991
Payable for investments purchased	141,406	46,822
Payable to related parties	6,651	8,796
Dividends payable	—	1,139
Accrued expenses and other liabilities	23,362	26,733
TOTAL LIABILITIES	171,419	789,481
NET ASSETS	$8,408,786	$1,967,865

Net Assets Consist Of:
Paid in capital	$12,338,078	$1,957,626
Accumulated gains (losses)	(3,929,292)	10,239
NET ASSETS	$8,408,786	$1,967,865

Net Asset Value Per Share:
Net Assets	$8,408,786	$1,967,865
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	440,000	100,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$19.11	$19.68

See accompanying notes which are an integral part of these financial statements.

The Future Fund
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months or Period Ended November 30, 2023

	The Future Fund	The Future
	Active ETF	Long/Short ETF *
INVESTMENT INCOME
Dividend income	$9,396	$1,850
Interest	6	5,264
Foreign tax reclaim	(377)	(13)
TOTAL INVESTMENT INCOME	9,025	7,101

EXPENSES
Administrative services fees	42,054	40,272
Investment advisory fees	43,143	8,158
Compliance officer fees	18,643	7,102
Trustees fees and expenses	12,780	7,324
Legal fees	11,854	9,861
Custodian fees	9,382	5,881
Audit fees	7,350	7,279
Printing and postage expenses	5,591	3,992
Transfer agent fees	4,767	7,612
Insurance expense	—	1,554
Dividend expense on short sales	—	3,877
Other expenses	8,727	6,338
TOTAL EXPENSES	164,291	109,250
Fees Waived/Expenses Reimbursed by the Adviser	(120,482)	(95,204)
NET EXPENSES	43,809	14,046

NET INVESTMENT LOSS	(34,784)	(6,945)

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized loss from security transactions	(744,818)	(8,214)
Net realized gain from in-kind redemptions	260,106	—
	(484,712)	(8,214)
Net change in unrealized appreciation on:
Investments	1,510,397	25,398

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,025,685	17,184

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$990,901	$10,239

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	November 30, 2023	May 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(34,784)	$(75,369)
Net realized loss from security transactions and in-kind redemptions	(484,712)	(1,547,839)
Net change in unrealized appreciation of investments	1,510,397	1,460,495
Net increase (decrease) in net assets resulting from operations	990,901	(162,713)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	—	2,701,867
Payments for shares redeemed:	(1,174,380)	(3,716,535)
Transaction Fees (Note 5)	600	3,300
Net decrease in net assets resulting from shares of beneficial interest	(1,173,780)	(1,011,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(182,879)	(1,174,081)

NET ASSETS
Beginning of Period	8,591,665	9,765,746
End of Period	$8,408,786	$8,591,665

SHARE ACTIVITY
Shares sold	—	160,000
Shares redeemed	(60,000)	(220,000)
Net decrease in shares of beneficial interest outstanding	(60,000)	(60,000)

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
November 30, 2023 *
(Unaudited)
FROM OPERATIONS
Net investment loss	$(6,945)
Net realized loss from security transactions and in-kind redemptions	(8,214)
Net change in unrealized appreciation of investments	25,398
Net increase in net assets resulting from operations	10,239

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	1,957,026
Transaction Fees (Note 5)	600
Net increase in net assets resulting from shares of beneficial interest	1,957,626

TOTAL INCREASE IN NET ASSETS	1,967,865

NET ASSETS
Beginning of Period	—
End of Period	$1,967,865

SHARE ACTIVITY
Class I:
Shares sold	100,000
Net increase in shares of beneficial interest outstanding	100,000

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The
	Six Months Ended		Year Ended	Period Ended
	November 30, 2023		May 31, 2023	May 31, 2022 *
	(unaudited)

Net asset value, beginning of period	$17.18		$17.44	$25.00
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	2.00		(0.12)	(7.42)
Total from investment operations	1.93		(0.26)	(7.55)
Less distributions from:
Net realized gains	—		—	(0.01)
Return of capital	—		—	(0.00	) (6)
Total distributions	—		—	(0.01)
Net asset value, end of period	$19.11		$17.18	$17.44
Market price, end of period	$19.07		$17.17	$17.44
Total return (2)	11.23	% (4)	(1.49)%	(30.22)	% (4)
Total return - Market Price (2)	11.00	% (4)	(1.55)%	(30.22	)% (4)
Net assets, at end of period (000s)	$8,409		$8,592	$9,766
Ratio of gross expenses to average net assets	3.74	% (3)	3.76%	2.14	% (3)
Ratio of net expenses to average net assets	1.00	% (3)	1.00%	1.00	% (3)
Ratio of net investment loss to average net assets	(0.79	)% (3)	(0.84)%	(0.76	)% (3)
Portfolio Turnover Rate (5)	23	% (4)	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHT

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	November 30, 2023 *
	(Unaudited)

Net asset value, beginning of period	$20.00
Activity from investment operations:
Net investment loss (1)	(0.07)
Net realized and unrealized loss on investments	(0.25)
Total from investment operations	(0.32)
Net asset value, end of period	$19.68
Market price, end of period	$19.67
Total return (2)	(1.60	)% (5)
Total return - Market Price (2)	(1.65	)% (5)
Net assets, at end of period (000s)	$1,968
Ratio of gross expenses to average net assets	13.27	% (4)
Ratio of net expenses to average net assets (including interest expense on short sales) (3)	1.71	% (4)
Ratio of net investment loss to average net assets	(0.84	)% (4)
Portfolio Turnover Rate (6)	56	% (5)

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3) Ratio of net expenses to average net assets (excluding interest expense on short sales)	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2023

1. ORGANIZATION

The Future Fund Active ETF (“FFND”) and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective seeks to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,359,912	$—	$0	$8,359,912
Total	$8,359,912	$—	$0	$8,359,912

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,000,625	$—	$—	$2,000,625
Total	$2,000,625	$—	$—	$2,000,625

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stocks	$705,991	$—	$—	$705,991
Total	$705,991	$—	$—	$705,991

*	Please refer to the Schedule of Investments for industry classifications.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

The following table is a summary of changes in the FFND’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended November 30, 2023.

Common Stock
Beginning Balance	$0
Total realized gain (loss)	—
Appreciation (Depreciation)	—
Cost of Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Balance	$0

Significant unobservable valuation inputs for Level 3 investments in FFND as of November 30, 2023, are as follows:

	Fair Value at	Valuation
Assets (at fair value)	November 30, 2023	Technique	Unobservable Inputs	Range of Inputs (Weighted Average)
Yandex N.V., Class A	$—	Market analysis	Discount for lack of marketability	100%

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy –The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended May 31, 2022 – May 31, 2023, or expected to be taken in each Fund’s May 31, 2024 year-end tax return. Each Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months and period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$2,470,598	$2,436,887
FFLS	$1,075,014	$1,216,341

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

For the six months and period ended November 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$—	$1,164,823
FFLS	$563,915	$126,625

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the six months or period ended November 30, 2023, FFND and FFLS incurred $42,054 and $40,272 in advisory fees, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.75% for FFLS. For the six months or period ended November 30, 2023, the Adviser waived fees/reimbursed expenses of $43,143 and $8,158 in FFND and FFLS, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

As of November 30, 2023, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2025	May 31, 2026	Total
FFND	$111,353	$246,113	$357,466
FFLS	$—	$95,204	$95,204

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Compliance officer fees.”

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

5. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund is disclosed in the Statement of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year or period ended May 31, 2023 and May 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	May 31, 2023	May 31, 2022
Ordinary Income	$—	$4,178
Return of Capital	—	1,300
	$—	$5,478

As of May 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(738,800)	$(1,625,502)	$—	$(2,555,891)	$(4,920,193)

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $29,991.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $708,809.

At May 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,545,254	$80,248	$1,625,502	$—

The Future Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2023

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended May 31, 2023, as follows:

Paid
In	Accumulated
Capital	Deficit
$(366,958)	$366,958

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	$9,405,406	$865,626	$(1,911,120)	$(1,045,494)
FFLS	1,950,938	178,388	(152,990)	25,398

8. RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Future Fund
Additional Information (Unaudited)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months and period ended November 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

The Future Fund
EXPENSE EXAMPLES (Unaudited)
November 30, 2023

As a shareholder of one or more Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period
Actual	6/1/23	11/30/23	6/1/23-11/30/2023	6/1/23-11/30/2023
Future Fund Active ETF *	$1,000.00	$1,112.50	$5.28	1.00%
Future Fund Long/Short ETF **	$1,000.00	$984.00	$7.55	1.71%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
Hypothetical	6/1/23	11/30/23	6/1/23-11/30/2023	6/1/23-11/30/2023
Future Fund Active ETF *	$1,000.00	$1,020.00	$5.05	1.00%
Future Fund Long/Short ETF **	$1,000.00	$1,014.65	$7.67	1.71%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended November 30, 2023 (183), divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period ended November 30, 2023 (163), divided by the number of days in the fiscal year (366).

The Future Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 26 and 27, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Future Fund Advisory Agreement”) between The Future Fund Advisors, LLC (“FFA”) and the Trust on behalf of The Future Fund Active ETF (“Future Fund Active”) and The Future Fund Long/Short ETF (“Future Fund Long/Short”), (collectively, the “Future Funds”)

Based on their evaluation of the information provided by FFA, in conjunction with The Future Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Future Fund Advisory Agreement with respect to each of the Future Funds

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Future Fund Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Future Fund Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Future Fund Advisory Agreement and comparative information relating to the advisory fee and other expenses of each Future Fund. The materials also included due diligence materials relating to FFA (including due diligence questionnaires completed by FFA, select financial information of FFA, bibliographic information regarding FFA’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Future Fund Advisory Agreement with respect to each Future Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Future Fund Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Future Fund Advisory Agreement. In considering the approval of the renewal of the Future Fund Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by FFA related to the proposed renewal of the Future Fund Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, and a review of the personnel performing services for each Future Fund, including the team of individuals that primarily monitor and execute the investment process. The Board discussed FFA’s research capabilities and the quality of its compliance infrastructure noting that FFA continues to use an outside compliance consulting firm, Constellation Advisors (“Constellation”), to assist in the continued development and oversight of its compliance program. The Board noted that the personnel at Constellation who are assisting FFA with its compliance program are very experienced in the 1940 Act and experienced in the operations and regulations governing the management of registered investment companies including exchange traded funds. Additionally, the Board received satisfactory responses from representatives of FFA with respect to a series of important questions, including: whether FFA or its principals were involved

The Future Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of each Future Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with each Future Fund’s investment limitations, noting that FFA’s chief compliance officer actively reviews the portfolio managers’ performance of their duties to ensure compliance under FFA’s compliance program. The Board discussed the capitalization of FFA, and, based on discussions with the representative of FFA, concluded that FFA’s principals had the ability to make additional contributions in order to meet their obligations to each Future Fund. The Board also discussed FFA’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that FFA’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that FFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Future Fund Advisory Agreement and that the nature, overall quality and extent of the management services provided by FFA to each of the Future Funds appear to be satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Future Fund Active as compared to its peer group, Morningstar category and benchmark for the one year and since inception periods ended June 30, 2023. The Board noted that Future Fund Active underperformed its peer group median, Morningstar category median and benchmark for the one year and since inception periods. The Board further noted that FFA did not intend to make adjustments to the strategy or investment process. After further discussion, the Board concluded that overall, Future Fund Active’s past performance was satisfactory and in-line with its investment objective, but will continue to monitor the performance of Future Fund Active.

Because Future Fund Long/Short had only recently commenced investment operations nor had FFA or its portfolio managers managed similar accounts, the Board did not consider past performance.

Fees and Expenses. As to the costs of the services to be provided by FFA, the Board reviewed and discussed the Future Fund Active’s advisory fee and anticipated total operating expenses compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that the 0.75% advisory fee for the Future Fund Active, although higher than its peer group median and Morningstar category median was not the highest in either its peer group or Morningstar category. The Board then reviewed the contractual arrangements for Future Fund Active noting that FFA had agreed to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, at least until September 30, 2024 so as not to exceed 1.00% of the average annual net assets, and found such arrangements beneficial to shareholders of Future Fund Active. The Board concluded that the advisory fee charged by FFA to Future Fund Active was not unreasonable.

As to the costs of the services to be provided by FFA, the Board reviewed and discussed the Future Fund Long/Short’s advisory fee and anticipated total operating expenses compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that the 1.00% advisory fee for Future Fund Long/Short, although higher than its peer group median and Morningstar category median was not the highest in either its peer group or Morningstar category. The Board then reviewed the contractual arrangements for Future Fund Long/Short noting that FFA had agree to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees until September 30, 2024, so as not to exceed 1.24% of the average annual net assets, and found such arrangements beneficial to shareholders of Future Fund Long/Short. The Board concluded that the advisory fee charged by FFA to Future Fund Long/Short was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to FFA with respect to each Future Fund based on profitability estimates and analyses provided by FFA and reviewed by the Board. After review and discussion, the Board concluded that, based on the services provided by FFA and the

The Future Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2023

projected growth of each Future Fund, the level of profit from FFA’s relationship with each Future Fund was not excessive.

Economies of Scale. As to the extent to which each Future Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed FFA’s expectations for growth of for each Future Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating of the Future Fund Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from FFA as the Board believed to be reasonably necessary to evaluate the terms of the Future Fund Advisory Agreement and as assisted by the advice of independent counsel, the Trustees, including a majority of the Independent Trustees, determined, with respect to each Future Fund, that (a) the terms of the Future Fund Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the Future Fund Advisory Agreement is in the best interests of each Future Fund and its respective shareholders. In considering the approval of the Future Fund Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Future Fund Advisory Agreement was in the best interests of each Future Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Future Fund Advisory Agreement.

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETFS-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/7/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/7/24